Stock Plans - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2009
Compensation Related Costs Share Based Payments [Line Items]
Common stock, par value	$ 1	$ 1
Grant of restricted stock	$ 0	$ 0
Stock repurchased	5,981
Restricted stock expense	617,779	391,777
Restricted stock award vested percent	100.00%
Forfeited stock awards	2,000
Common Stock
Compensation Related Costs Share Based Payments [Line Items]
Grant of restricted stock	67,627	39,913
Restricted Stock
Compensation Related Costs Share Based Payments [Line Items]
Weighted average grant date fair value	$ 14.27
Unrecognized compensation costs	1,012,000
Vesting period for recognition of compensation costs	2 years
2007 Plan
Compensation Related Costs Share Based Payments [Line Items]
Issuance of common stock			0
Grant of restricted stock	$ 69,627	$ 52,653
2007 Plan | Common Stock
Compensation Related Costs Share Based Payments [Line Items]
Issuance of common stock	315,000
Common stock, par value	$ 1.00